Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Operating Assets and Liabilities [Abstract]
Schedule of intangible assets

	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets
2025
Cost at the beginning of the year	355	149	180	1,532	2,216
Additions for the year	—	115	369	6,927	7,411
Effect of exchange rate adjustment	—	4	1	15	20
Cost at the end of the year	355	268	550	8,474	9,647
Amortization and impairment losses at the beginning of the year	—	126	7	—	133
Amortization for the year	—	2	14	—	16
Impairment losses for the year	—	18	—	—	18
Effect of exchange rate adjustment	—	2	—	—	2
Amortization and impairment losses at the end of the year	—	148	21	—	169
Carrying amount at the end of the year	355	120	529	8,474	9,478

2024
Cost at the beginning of the year	—	134	—	—	134
Additions for the year	354	24	180	1,536	2,094
Effect of exchange rate adjustment	1	(9)	—	(4)	(12)
Cost at the end of the year	355	149	180	1,532	2,216
Amortization and impairment losses at the beginning of the year	—	119	—	—	119
Amortization for the year	—	3	8	—	11
Impairment losses for the year	—	11	—	—	11
Effect of exchange rate adjustment	—	(7)	(1)	—	(8)
Amortization and impairment losses at the end of the year	—	126	7	—	133
Carrying amount at the end of the year	355	23	173	1,532	2,083

Schedule of property, plant and equipment

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
2025
Cost at January 1	101	139	14	254
Additions for the year	8	9	29	46
Transfers between the classes	23	18	(41)	—
Disposals for the year	(6)	(5)	—	(11)
Exchange rate adjustment	6	14	1	21
Cost at December 31	132	175	3	310

Accumulated depreciation and impairment at January 1	(38)	(79)	—	(117)
Depreciation for the year	(13)	(25)	—	(38)
Exchange rate adjustment	(3)	(10)	—	(13)
Accumulated depreciation on disposals	6	5	—	11
Accumulated depreciation and impairment at December 31	(48)	(109)	—	(157)

Carrying amount at December 31	84	66	3	153

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
2024
Cost at January 1	101	135	6	242
Additions for the year	1	12	17	30
Acquisitions through business combinations	2	6	—	8
Transfers between the classes	1	6	(7)	—
Disposals for the year	(1)	(12)	(1)	(14)
Exchange rate adjustment	(3)	(8)	(1)	(12)
Cost at December 31	101	139	14	254

Accumulated depreciation and impairment at January 1	(29)	(71)	—	(100)
Depreciation for the year	(11)	(23)	—	(34)
Exchange rate adjustment	1	4	—	5
Accumulated depreciation on disposals	1	11	—	12
Accumulated depreciation and impairment at December 31	(38)	(79)	—	(117)

Carrying amount at December 31	63	60	14	137

	2025	2024	2023
Depreciation and impairment included in the income statement as follows:
Research and development expenses	31	29	20
Selling, general and administrative expenses	7	5	7
Total	38	34	27

Schedule of detailed information about property, plant and equipment	Depreciation is calculated on a straight-line basis to allocate the cost of the assets, net of any residual value, over the estimated useful lives, which are as follows:

Equipment, furniture and fixtures	3-5 years
Leasehold improvements	15 years or the lease term, if shorter

Schedule of cash outflow for leases

	2025	2024	2023
Right-of-use assets
Balance at January 1	128	102	75
Additions to right-of-use assets[1]	12	48	36
Depreciation charge for the year	(17)	(15)	(13)
Exchange rate adjustment	4	(7)	4
Balance at December 31	127	128	102

Lease liabilities
Current	18	13	13
Non-current	134	131	101

Total at December 31	152	144	114
Cash outflow for lease payments	18	14	17

1.Additions to right-of-use assets in 2025 related to the Merus acquisition, modifications to existing leases, lease incentives, and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Schedule of future minimum payments under our leases	Undiscounted future minimum payments under leases are as follows:

	December 31,	December 31,	December 31,
	2025	2024	2023
Payment due
Within 1 year	25	18	16
1 – 3 years	47	40	30
3 – 5 years	44	39	27
More than 5 years	65	77	61
Total	181	174	134

Schedule of other investments

	December 31,	December 31,	January 1,
	2025	2024	2024
Publicly traded equity securities	9	5	7
Fund investments	26	25	13
Privately held equity securities	2	2	—
Total	37	32	20

Schedule of inventories

	December 31,	December 31,	January 1,
	2025	2024	2024
Raw materials	6	1	2
Work in progress	—	—	—
Finished goods	13	11	9
Total inventories (gross)	19	12	11
Allowances at year end	(1)	(3)	(3)
Total inventories (net)	18	9	8

Schedules of receivables

	December 31,	December 31,	January 1,
	2025	2024	2024
Receivables related to collaboration agreements	907	761	615
Prepayments	65	36	36
Trade receivables related to product sales	96	65	27
Interest receivables	4	19	22
Other receivables	62	49	43
Total	1,134	930	743
Non-current receivables	22	7	10
Current receivables	1,112	923	733
Total	1,134	930	743

Schedule of contract liabilities

	December 31,	December 31,	January 1,
	2025	2024	2024
Contract liabilities at January 1	70	76	74
Consideration received	14	—	—
Additions from asset acquisition	51	—	—
Revenue recognized during the year	(16)	(1)	—
Exchange rate adjustment	—	(5)	2
Total	119	70	76
Non-current contract liabilities	95	67	71
Current contract liabilities	24	3	5
Total	119	70	76

Schedule of other payables

	December 31,	December 31,	January 1,
	2025	2024	2024
Liabilities related to collaboration agreements	79	39	22
Staff cost liabilities	171	102	94
Accounts payable	145	90	49
Other liabilities	679	263	182
Total	1,074	494	347
Non-current other payables	5	5	5
Current other payables	1,069	489	342
Total	1,074	494	347